Deposits, prepaid expenses and other current assets (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Prepayments	$ 1,582,000	$ 2,161,000	$ 120,000
Consultants [Member] | Consulting Agreements [Member]
Prepayments	$ 1,507,000	$ 2,050,000